Income Taxes (Details Narrative) (10-K) - CAD	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Non-capital loss carryforwards	CAD 2,882,000	CAD 2,262,000	CAD 913,000
Non-refundable tax credits		CAD 5,449	CAD 5,449
Carryforwards expire description	expire between 2029 and 2037	expire in the year 2031